RELATED PARTIES - Equity investor transactions (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RELATED PARTIES
Revenue derived from equity investors	$ 4,816	$ 2,410	$ 9,665	$ 7,652	$ 14,939	$ 18,332	$ 18,541
Deferred revenue from equity investors	10,091		10,091		14,132	10,994	11,044
Accounts receivable due from equity investors	$ 3,386		$ 3,386		$ 3,881	$ 2,071	$ 1,135